Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Schedule of Available-for-sale Securities [Line Items]
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	$ (82)	$ 18
Statement Of Shareholders Equity [Abstract]
Cash Flow Hedge Gain Loss Reclassify To Earnings Net		32
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	11	0
Release On Disposal Of Available For Sale Financial Asset During Period,Tax	0	2
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	0
American Depositary Share Stated Value Per Shares Issued [Per Share]	$ 43.50
International Tower Hill Mines Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Net (loss)/gain on available-for-sale financial assets arising during the period, net of tax	$ (60)